BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 49.0%	Shares	Value
Communications - 5.5%
Cable & Satellite - 0.6%
Charter Communications, Inc. - Class A (a)	142	$ 98,623
Comcast Corporation - Class A	4,702	269,613
		368,236
Entertainment Content - 0.5%
Walt Disney Company (The) (a)	1,659	296,380

Internet Media & Services - 3.9%
Alphabet, Inc. - Class A (a)	307	723,553
Alphabet, Inc. - Class C (a)	292	704,175
Booking Holdings, Inc. (a)	41	96,824
Facebook, Inc. - Class A (a)	2,152	707,427
Netflix, Inc. (a)	233	117,155
		2,349,134
Telecommunications - 0.5%
AT&T, Inc.	5,998	176,521
T-Mobile US, Inc. (a)	578	81,758
		258,279
Consumer Discretionary - 4.5%
Apparel & Textile Products - 0.3%
NIKE, Inc. - Class B	1,174	160,204

Automotive - 0.7%
Ferrari N.V.	189	39,862
Ford Motor Company (a)	4,642	67,448
General Motors Company (a)	1,353	80,246
Tesla, Inc. (a)	358	223,829
		411,385
E-Commerce Discretionary - 2.2%
Amazon.com, Inc. (a)	414	1,334,351

Leisure Facilities & Services - 0.5%
McDonald's Corporation	727	170,038
Starbucks Corporation	1,186	135,062
		305,100

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Consumer Discretionary - 4.5% (Continued)
Retail - Discretionary - 0.8%
Home Depot, Inc. (The)	1,054	$ 336,131
Lowe's Companies, Inc.	750	146,123
		482,254
Consumer Staples - 3.3%
Beverages - 0.7%
Coca-Cola Company (The)	3,930	217,290
PepsiCo, Inc.	1,286	190,251
		407,541
Food - 0.6%
Mondelez International, Inc. - Class A	1,460	92,754
Nestlé S.A. - ADR	1,865	230,644
		323,398
Household Products - 0.8%
Colgate-Palmolive Company	875	73,308
Procter & Gamble Company (The)	1,286	173,417
Unilever plc - ADR	4,189	251,214
		497,939
Retail - Consumer Staples - 0.8%
Costco Wholesale Corporation	427	161,521
Target Corporation	514	116,637
Walgreen Boots Alliance, Inc.	778	40,969
Walmart, Inc.	1,258	178,674
		497,801
Tobacco & Cannabis - 0.4%
Altria Group, Inc.	2,116	104,150
Philip Morris International, Inc.	1,554	149,852
		254,002
Energy - 0.9%
Oil & Gas Producers - 0.9%
Chevron Corporation	2,030	210,694
ConocoPhillips	1,453	80,990
Exxon Mobil Corporation	4,359	254,435
		546,119

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Financials - 4.3%
Asset Management - 0.2%
BlackRock, Inc.	138	$ 121,031

Banking - 2.1%
Bank of America Corporation	7,549	320,002
Citigroup, Inc.	2,208	173,792
JPMorgan Chase & Company	3,176	521,626
U.S. Bancorp	1,386	84,241
Wells Fargo & Company	3,752	175,294
		1,274,955
Institutional Financial Services - 0.6%
Bank of New York Mellon Corporation (The)	829	43,174
Goldman Sachs Group, Inc. (The)	338	125,743
Hong Kong Exchanges And Clearing Ltd. - ADR	856	52,653
Morgan Stanley	1,489	135,424
		356,994
Insurance - 1.1%
American International Group, Inc.	850	44,914
Berkshire Hathaway, Inc. - Class B (a)	1,836	531,412
MetLife, Inc.	734	47,974
		624,300
Specialty Finance - 0.3%
American Express Company	617	98,800
Capital One Financial Corporation	438	70,422
		169,222
Health Care - 5.2%
Biotech & Pharma - 3.3%
AbbVie, Inc.	1,755	198,666
Amgen, Inc.	646	153,709
Bristol-Myers Squibb Company	2,358	154,968
Eli Lilly & Company	841	167,981
Gilead Sciences, Inc.	662	43,765
Johnson & Johnson	2,733	462,560
Novartis AG - ADR	1,745	154,223
Novo Nordisk A/S - ADR	2,411	190,228
Pfizer, Inc.	5,048	195,509

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Health Care - 5.2% (Continued)
Biotech & Pharma - 3.3% (Continued)
Roche Holding AG - ADR	3,550	$ 155,348
Sanofi - ADR	1,840	98,311
		1,975,268
Health Care Facilities & Services - 0.9%
CVS Health Corporation	1,382	119,460
UnitedHealth Group, Inc.	928	382,262
		501,722
Medical Equipment & Devices - 1.0%
Abbott Laboratories	1,856	216,502
Danaher Corporation	576	147,537
Medtronic plc	1,261	159,630
Thermo Fisher Scientific, Inc.	188	88,266
		611,935
Industrials - 2.7%
Aerospace & Defense - 0.7%
Boeing Company (The) (a)	602	148,706
General Dynamics Corporation	217	41,211
Lockheed Martin Corporation	247	94,403
Raytheon Technologies Corporation	1,495	132,621
		416,941
Diversified Industrials - 0.8%
3M Company	597	121,215
Emerson Electric Company	645	61,720
General Electric Company	8,908	125,246
Honeywell International, Inc.	715	165,101
		473,282
Electrical Equipment - 0.2%
ABB Ltd. - ADR	3,356	114,574

Machinery - 0.2%
Caterpillar, Inc.	573	138,139

Transportation & Logistics - 0.8%
Canadian National Railway Company	329	37,036
Canadian Pacific Railway Ltd.	1,020	82,885

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Industrials - 2.7% (Continued)
Transportation & Logistics - 0.8% (Continued)
FedEx Corporation	240	$ 75,554
Union Pacific Corporation	690	155,064
United Parcel Service, Inc. - Class B	615	131,979
		482,518
Materials - 0.8%
Chemicals - 0.4%
Dow, Inc.	746	51,042
DuPont de Nemours, Inc.	531	44,917
Linde plc	532	159,919
		255,878
Metals & Mining - 0.4%
BHP Group Ltd. - ADR	1,704	126,283
Rio Tinto plc - ADR	1,450	126,774
		253,057
Real Estate - 9.1%
REITs - 9.1%
Alexandria Real Estate Equities, Inc.	855	152,412
American Campus Communities, Inc.	1,048	49,424
American Tower Corporation	2,087	533,145
AvalonBay Communities, Inc.	1,021	211,286
Boston Properties, Inc.	1,029	120,969
Cousins Properties, Inc.	1,133	42,023
Crown Castle International Corporation	2,285	433,007
Digital Realty Trust, Inc.	1,954	296,148
Duke Realty Corporation	2,570	119,402
Equinix, Inc.	473	348,469
Equity LifeStyle Properties, Inc.	1,196	84,749
Equity Residential	2,492	193,005
Essex Property Trust, Inc.	474	139,967
Extra Space Storage, Inc.	885	132,582
Federal Realty Investment Trust	473	54,083
Healthpeak Properties, Inc.	3,828	127,779
Host Hotels & Resorts, Inc. (a)	4,864	83,515
Invitation Homes, Inc.	3,911	141,852
Kilroy Realty Corporation	777	54,553

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Real Estate - 9.1% (Continued)
REITs - 9.1% (Continued)
Prologis, Inc.	3,471	$ 409,023
Public Storage	996	281,350
Realty Income Corporation	2,587	176,951
Regency Centers Corporation	1,118	72,223
SBA Communications Corporation	785	234,024
Simon Property Group, Inc.	2,599	333,945
Sun Communities, Inc.	711	119,036
UDR, Inc.	2,179	103,786
Ventas, Inc.	2,760	153,042
Welltower, Inc.	3,060	228,796
		5,430,546
Technology - 12.3%
Semiconductors - 2.5%
ASML Holding N.V.	624	421,493
Broadcom, Inc.	440	207,825
Intel Corporation	2,161	123,436
NVIDIA Corporation	543	352,830
QUALCOMM, Inc.	531	71,441
Texas Instruments, Inc.	1,012	192,098
Tokyo Electron Ltd. - ADR	1,063	116,484
		1,485,607
Software - 4.3%
Adobe, Inc. (a)	459	231,602
Microsoft Corporation	7,918	1,976,966
Oracle Corporation	1,799	141,654
salesforce.com, inc. (a)	858	204,290
		2,554,512
Technology Hardware - 3.4%
Apple, Inc.	13,274	1,654,073
Cisco Systems, Inc.	4,520	239,108
Nintendo Company Ltd. - ADR	1,472	113,815
Telefonaktiebolaget LM Ericsson - ADR	3,428	46,038
		2,053,034
Technology Services - 2.1%
Accenture plc - Class A	631	178,043

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.0% (Continued)	Shares	Value
Technology - 12.3% (Continued)
Technology Services - 2.1% (Continued)
International Business Machines Corporation	911	$ 130,947
Mastercard, Inc. - Class A	879	316,950
PayPal Holdings, Inc. (a)	1,118	290,702
Visa, Inc. - Class A	1,616	367,317
		1,283,959
Utilities - 0.4%
Electric Utilities - 0.4%
Duke Energy Corporation	771	77,270
Exelon Corporation	925	41,736
NextEra Energy, Inc.	977	71,536
Southern Company (The)	997	63,728
		254,270

Total Common Stocks (Cost $25,642,541)		$ 29,323,867

BLUEPRINT GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 50.4%	Shares	Value
iShares Core MSCI Emerging Markets ETF	134,279	$ 8,949,695
iShares Core MSCI Total International Stock ETF	10,593	788,225
iShares Core S&P Total U.S. Stock Market ETF	43,064	4,165,150
iShares Core U.S. REIT ETF	14,001	801,277
iShares Gold Trust (a)	65,698	2,382,191
iShares TIPS Bond ETF	18,596	2,376,011
ProShares VIX Short-Term Futures ETF	38,235	1,084,331
Vanguard FTSE Developed Markets ETF	161,808	8,481,976
Vanguard Small-Cap ETF	5,336	1,187,687
Total Exchange-Traded Funds (Cost $26,521,995)		$ 30,216,543

Investments at Value - 99.4% (Cost $52,164,536)		$ 59,540,410

Other Assets in Excess of Liabilities - 0.6%		366,045

Net Assets - 100.0%		$ 59,906,455

(a)	Non-income producing security.

ADR	- American Depositary Receipt